Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Award Grants
The timing of equity award grants to our executive officers is not coordinated in a manner that intentionally benefits our executive officers. Beginning in 2022, our Compensation Committee ceased granting stock options or similar awards as part of our long-term incentive awards program. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information (“MNPI”) that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.

Award Timing Method	The timing of equity award grants to our executive officers is not coordinated in a manner that intentionally benefits our executive officers. Beginning in 2022, our Compensation Committee ceased granting stock options or similar awards as part of our long-term incentive awards program.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information (“MNPI”) that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value	false